Balance Sheets (Parenthetical) - ATI Modular Technology Corp - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Common Stock, shares authorized	250,000,000	250,000,000
Common Stock, shares issued	116,075,716	16,075,716
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, value	$ 116,076	$ 16,076